Investments Measured Using the Net Asset Value per Share Practical Expedient	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Investments Measured Using the Net Asset Value per Share Practical Expedient	Fair Value Measurement
Accounting guidance provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described as follows:

•Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
•Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Following is a description of the valuation methodologies used for assets measured at fair value. The net asset value ("NAV") practical expedient to fair value is used for certain investments as of December 31, 2025 and 2024. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Cash and cash equivalents. Consists of money market funds which are stated at cost which approximate fair value.

Charter Communications, Inc. common stock and other common stocks. Valued at the closing price reported on the active market on which the individual securities are traded. No single industry comprised a significant portion of common stock held by the Master Trust as of December 31, 2025 or 2024.

Charter Communications, Inc. common stock fund. Primarily consists of Charter Communications, Inc. common stock and a short-term cash component that provides liquidity for daily trading. Valued based on the performance of
Charter Communications, Inc. and its stock, the overall stock market, and the performance and amount of short-term investments held by the fund, less any expenses accrued against the fund.

Mutual funds. Valued at the daily closing price as reported by the fund. Mutual funds held by the Master Trust are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Master Trust are deemed to be actively traded.

Collective trust funds. Valued using the NAV provided by the manager of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, less liabilities, and then divided by the number of units outstanding.

The Master Trust's investment assets as of December 31, 2025 and 2024 are classified within Level 1 of the fair value hierarchy, with the exception of Charter Communications, Inc. common stock fund which is classified within Level 2 of the fair value hierarchy. Classification within the fair value hierarchy table is based on the lowest level of any input that is significant to the fair value measurement. See Note 3.
Investments Measured Using the Net Asset Value per Share Practical Expedient
The following table summarizes the Master Trust's investments for which fair value is measured using the NAV per share as a practical expedient to fair value as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Master Trust.

	December 31,
	2025	2024
(in thousands)	Fair Value	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period

Collective trust funds	$10,384,219	$8,811,536	None	Immediate	None	Daily